Cover	Dec. 19, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 19, 2024
Entity File Number	1-37897
Entity Registrant Name	RESHAPE LIFESCIENCES INC.
Entity Central Index Key	0001427570
Entity Tax Identification Number	26-1828101
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	18 Technology Drive, Suite 110
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	949
Local Phone Number	429-6680
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	RSLS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false